PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of capitalized interest costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of capitalized interest costs [Abstract]
Average rate of capitalization of capitalized interest costs	5.06%	3.52%	4.72%
Costs of capitalized interest	$ 7,345	$ 11,627	$ 1,444